FocusShares Trust

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated July 31, 2012

to Prospectus (“Prospectus”) dated February 28, 2012

Effective July 30, 2012, the Trust and FocusShares LLC, adviser to the Funds, moved their respective principal offices to St. Louis. The last sentence of the first paragraph under “Management—Investment Adviser” on page 54 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Advisor’s principal business address is 700 Maryville Centre Drive, St. Louis, MO 63141.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

OF THE FOCUSSHARES TRUST FOR FUTURE REFERENCE.

FocusShares Trust

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated July 31, 2012

to Statement of Additional Information (“SAI”) dated February 28, 2012

Effective July 30, 2012, the Board of Trustees elected Scott Golde to the positions of President and Principal Executive Officer of FocusShares Trust and of the Funds. On Page 14 of the SAI, the tabular entry for Erik Liik is deleted in its entirety and replaced with the following:

Name, Address(1) and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past Five Years(3)	Number of Portfolios in Fund Complex Overseen(4)	Other Directorships Held by Trustee
Scott Golde, 1970	President	Since July 2012	President and Chief Executive Officer, FocusShares, LLC (since 2012); Associate General Counsel, Scottrade, Inc. (since 2011); Senior Counsel, Edward D. Jones & Co., LP (2008 – 2011); Partner, Armstrong Teasdale LLP (law firm) (2008-2008); Associate, Armstrong Teasdale LLP (2005 – 2007)	N/A	N/A

Effective July 30, 2012, the Trust and FocusShares LLC, adviser to the Funds, moved their respective principal offices to St. Louis. All references in the SAI to the address at 210 Summit Avenue Suite C-11, Montvale, NJ 07645 are hereby deleted and replaced with 700 Maryville Centre Drive, St. Louis, MO 63141.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION
OF THE FOCUSSHARES TRUST FOR FUTURE REFERENCE.